Operating Assets and Liabilities - Other Investments (Details) - DKK (kr) kr in Millions	Dec. 31, 2022	Dec. 31, 2021
Collaboration Agreements
Other investments	kr 133	kr 371
Publicly traded equity securities
Collaboration Agreements
Other investments	67	344
Fund investments
Collaboration Agreements
Other investments	kr 66	kr 27